Trade and Other Payables	12 Months Ended
Dec. 31, 2018
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Trade and Other Payables
15.	Trade and Other Payables

Details of trade and other payables as at December 31, 2017 and 2018, are as follows:

(In millions of Korean won)	December 31, 2017		December 31, 2018
Current liabilities
Trade payables	￦	1,399,287	￦	1,236,489
Other payables		6,026,801		5,771,026

Total	￦	7,426,088	￦	7,007,515

Non-current liabilities
Trade payables	￦	4,787	￦	3,207
Other payables		996,582		1,510,657

Total	￦	1,001,369	￦	1,513,864

Details of other payables as at December 31, 2017 and 2018 are as follows:

(In millions of Korean won)	December 31, 2017		December 31, 2018
Non-trade payables[1]	￦	4,775,177	￦	5,191,268
Accrued expenses		1,011,089		904,135
Operating deposits		850,999		819,968
Others		386,118		366,312
Less: non-current		(996,582)		(1,510,657)

Current	￦	6,026,801	￦	5,771,026

1	Settlement payables of BC Card Co., Ltd., a subsidiary of the Group, of ￦1,996,320 million related to credit card transactions are included as at December 31, 2018 (2017: ￦2,365,477 million).